Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Aerospace & Defense - 18.3%
AeroVironment, Inc.*	385,349	$38,800,791
Archer Aviation, Inc., Class A*	6,835,692	13,534,670
Elbit Systems Ltd. (Israel)	95,045	17,470,221
Kratos Defense & Security Solutions, Inc.*	5,490,413	70,826,328
Lockheed Martin Corp.	19,522	9,066,993
Rocket Lab USA, Inc.*	2,128,169	8,342,423
Total Aerospace & Defense		158,041,426

Automobile Components - 1.9%
Magna International, Inc. (Canada)	316,561	16,511,822

Automobiles - 15.8%
BYD Co. Ltd. (China)(a)	261,218	15,842,872
General Motors Co.	355,343	11,740,533
Tesla, Inc.*	662,217	108,808,875
Total Automobiles		136,392,280

Diversified Consumer Services - 0.4%
2U, Inc.*	575,091	3,186,004

Diversified Telecommunication - 7.8%
Iridium Communications, Inc.	1,069,834	67,902,364

Electronic Equipment, Instruments & Components - 8.7%
Teledyne Technologies, Inc.*	31,158	12,911,875
Trimble, Inc.*	1,319,385	62,143,034
Total Electronic Equipment, Instruments & Components		75,054,909

Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc.*	56,838	17,120,742

Household Durables - 1.2%
Vuzix Corp.*	2,706,339	10,879,483

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C*	182,593	19,760,214

Machinery - 16.2%
3D Systems Corp.*	2,466,725	22,595,201
Caterpillar, Inc.	71,114	15,559,743
Deere & Co.	99,487	37,608,076
Komatsu Ltd. (Japan)(a)	1,501,443	37,506,046
Markforged Holding Corp.*†	11,225,650	10,943,886
Velo3D, Inc.*	6,758,941	15,815,922
Total Machinery		140,028,874

Passenger Airlines - 2.1%
Blade Air Mobility, Inc.*†	5,014,785	13,138,737
Joby Aviation, Inc.*	1,224,368	5,301,513
Total Passenger Airlines		18,440,250

Semiconductors & Semiconductor Equipment - 9.1%
NVIDIA Corp.	115,804	32,134,452
Teradyne, Inc.	506,214	46,257,835
Total Semiconductors & Semiconductor Equipment		78,392,287

Investments	Shares	Value

Software - 12.8%
ANSYS, Inc.*	43,056	$13,516,140
Materialise NV (Belgium)*(a)	893,657	8,033,976
Synopsys, Inc.*	33,839	12,565,097
UiPath, Inc., Class A*	4,521,085	63,656,877
Unity Software, Inc.*	481,715	12,991,854
Total Software		110,763,944

Technology Hardware, Storage & Peripherals - 1.4%
Stratasys Ltd.*	819,579	11,769,154
Total Common Stocks
(Cost $1,528,489,526)		864,243,753
MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (c)
(Cost $256,085)	256,085	256,085
Total Investments–100.0%
(Cost $1,528,745,611)		864,499,838
Liabilities in Excess of Other Assets–(0.0)%(b)		(301,842)
Net Assets–100.0%		$864,197,996

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Common Stocks — 2.8%
Aerospace & Defense — 0.0%
Kratos Defense & Security Solutions, Inc. ^
96,360,376	367,397	(14,252,073)	(15,117,966)	3,468,594	–	–	5,490,413	70,826,328
Machinery — 1.3%
Markforged Holding Corp.
21,267,591	6,217,065	(2,572,683)	(985,624)	(12,982,463)	–	–	11,225,650	10,943,886
Passenger Airlines — 1.5%
Blade Air Mobility, Inc.
32,091,985	137,528	(3,348,372)	(3,386,249)	(12,356,155)	–	–	5,014,785	13,138,737
$149,719,952	$6,721,990	$(20,173,128)	$(19,489,839)	$(21,870,024)	$–	$–	21,730,848	$94,908,951

^	As of April 30, 2023, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$864,243,753	$–	$–	$864,243,753
Money Market Fund	256,085	–	–	256,085
Total	$864,499,838	$–	$–	$864,499,838

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.